SCHEDULE OF RELATED PARTIES (Details) (Parenthetical)			12 Months Ended
		Apr. 03, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Advance to shareholder					$ 3,000,000
Mr. Cheung [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance to shareholder		$ 3,000,000
Payables to customers	[1]			12,823,672	$ 98,605
Deposits				40,000,000
Deposits withdrew				15,090,000
Transactions amount				$ 12,184,933

[1]	The amount was repayable on demand except where certain balance under payables to customers represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business. As of December 31, 2024, the balance was HK$98,605. During the year ended 2025, Mr. Cheung deposited HK$40,000,000 into and withdrew total HK$15,090,000 from the account and executed transactions total HK$12,184,933. As of December 31, 2025, the remaining balance in the account was HK$12,823,672.